SHARE BASED COMPENSATION (Narrative) (Details) - June 26, 2023	Jun. 26, 2023 Share
Disclosure of classes of share capital [line items]
Stock option vesting term	The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Restricted Share Units | Employee
Disclosure of classes of share capital [line items]
Number of option allotted	137,524
Share Options | Employee
Disclosure of classes of share capital [line items]
Number of option allotted	27,500